FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Carrying value
Cash and balances at central banks		$ 101,457	$ 110,618	$ 108,370
Loans and advances to banks		12,682	16,777	16,642
Receivables from securities financing transactions		92,919	100,222	95,349
Cash collateral receivables on derivative instruments		23,774	25,164	23,603
Loans and advances to customers		324,288	320,466	321,482
Other financial assets measured at amortized cost		22,225	22,495	22,637
Fair Value
Financial assets measured at fair value	[1]	359,543	329,133	340,999
Not measured at fair value
Carrying value
Cash and balances at central banks		101,500	110,600	108,400
Loans and advances to banks		12,700	16,800	16,600
Receivables from securities financing transactions		92,900	100,200	95,300
Cash collateral receivables on derivative instruments		23,800	25,200	23,600
Loans and advances to customers		324,300	320,500	321,500
Other financial assets measured at amortized cost		22,200	22,500	22,600
Not measured at fair value | Cash and balances at central banks
Fair Value
Financial assets measured at fair value		101,500	110,600	108,400
Not measured at fair value | Loans and advances to banks
Fair Value
Financial assets measured at fair value		12,700	16,800	16,600
Not measured at fair value | Receivables from securities financing transactions
Fair Value
Financial assets measured at fair value		92,900	100,200	95,400
Not measured at fair value | Cash collateral receivables on derivative instruments
Fair Value
Financial assets measured at fair value		23,800	25,200	23,600
Not measured at fair value | Loans and advances to customers
Fair Value
Financial assets measured at fair value		327,500	322,600	322,000
Not measured at fair value | Other financial assets measured at amortized cost
Fair Value
Financial assets measured at fair value		$ 22,400	$ 22,500	$ 22,500

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented